Interim Statement Presentation (Tables) - VASO CORPORATION [Member]	9 Months Ended
Sep. 30, 2023
Interim Statement Presentation (Tables) [Line Items]
Schedule of Revised Balance Sheet and Cash Flow
	Condensed Consolidated Balance Sheet
	As of December 31, 2022
(in thousands)	As Reported	Adjustment	As Revised
Accounts and other receivables	$15,524	$(1,010)	$14,514
Accrued commissions	$3,720	$(202)	$3,518
Accumulated deficit	$(39,029)	$(808)	$(39,837)

	Condensed Consolidated Statement of Cash Flows
	Nine months ended September 30, 2022
(in thousands)	As Reported	Adjustment	As Revised
Net income	$3,649	$(381)	$3,268
Accounts and other receivables	$6,502	$476	$6,978
Accrued commissions	$(560)	$(95)	$(655)

Schedule of Revised Satement of Operation
(in thousands, except per share data)	Condensed Consolidated Statement of Operations and Comprehensive Income
	Three months ended September 30, 2022			Nine months ended September 30, 2022
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Revenues
Professional sales services	$9,439	$(202)	$9,237	$24,900	$(476)	$24,424

Cost of revenues
Cost of professional sales services	$1,570	$(40)	$1,530	$4,545	$(95)	$4,450

Gross Profit – professional sales services segment	$7,869	$(162)	$7,707	$20,355	$(381)	$19,974

Operating income	$2,428	$(162)	$2,266	$3,635	$(381)	$3,254
Net income	$2,498	$(162)	$2,336	$3,649	$(381)	$3,268
Comprehensive income/(loss)	$2,264	$(162)	$2,102	$3,199	$(381)	$2,818

Income/(loss) per common share
– basic and diluted	$0.01	$(0.00)	$0.01	$0.02	$(0.00)	$0.02

Schedule of Revised Statement of Changes in Stockholder's Equity
	Condensed Consolidated Statement of Changes in Stockholders’ Equity
	Accumulated Deficit			Total Stockholders’ Equity
(in thousands)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Balance at January 1, 2022	$(50,902)	$(229)	$(51,131)	$11,310	$(229)	$11,081

Net loss	$(344)	$(59)	$(403)	$(344)	$(59)	$(403)

Balance at March 31, 2022	$(51,246)	$(288)	$(51,534)	$10,972	$(288)	$10,684

Net income	$1,495	$(160)	$1,335	$1,495	$(160)	$1,335

Balance at June 30, 2022	$(49,751)	$(448)	$(50,199)	$12,258	$(448)	$11,810

Net income	$2,498	$(162)	$2,336	$2,498	$(162)	$2,336

Balance at September 30, 2022	$(47,253)	$(610)	$(47,863)	$14,531	$(610)	$13,921

Balance at January 1, 2023	$(39,029)	$(808)	$(39,837)	$22,875	$(808)	$22,067